Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of trade and other payables [Line Items]
Deferred income current	£ 68	£ 1,525	£ 1,474
Deferred income non-current	606	455	413
Broadband Delivery UK Programme [Member]
Disclosure of trade and other payables [Line Items]
Deferred income current	51	132	71
Deferred income non-current	£ 586	£ 404	£ 375